PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 294,152	$ 316,145
Less: Accumulated depreciation	(176,455)	(156,686)
Construction in progress(i)	59,903	67,432
Property, equipment and software, net	177,600	226,891
Buildings and facilities
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	1,400	22,617
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	12,493	21,361
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	135,665	124,378
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	24,152	23,222
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	25,851	29,045
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	65,431	64,321
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 29,160	$ 31,201